Total Capital and Net Income Per Common Unit - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 08, 2023 USD ($)	Dec. 31, 2024 USD ($) lease boardOfDirectorElections distributionPayments $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock		$ 0	$ 3,972	$ 2,690
Redemption price (USD per unit) | $ / shares		$ 25.00
number of classes of stock in the company | lease		3
Proceeds from Contributed Capital				6,000
Dividends, Preferred Stock, Cash		$ 25,100	24,900	25,600
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid		250,000	50,000
Proceeds from Issuance of Common Stock	$ 215,500
Preferred Units
Capital Unit [Line Items]
Stock Repurchase Program, Authorized Amount					$ 30,000
Payments for Repurchase of Preferred Stock and Preference Stock		0	4,065	2,675
Stock Repurchase Program, Remaining Authorized Repurchase Amount		23,300
Preferred Units | Series A
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock		$ 0	700	932
Preferred Stock, Dividend Rate, Per-Dollar-Amount | $ / shares		$ 0.5625
No. of quarterly distributions that must be arrears before preferred unitholders have voting rights | distributionPayments		6
Preferred Units | Series A | Maximum
Capital Unit [Line Items]
Number of elections that preferred unitholders can make to the board of directors | boardOfDirectorElections		1
Preferred Units | Series B
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock		$ 0	3,272	1,758
Preferred Stock, Dividend Rate, Per-Dollar-Amount | $ / shares		$ 0.53125
No. of quarterly distributions that must be arrears before preferred unitholders have voting rights | distributionPayments		6
Dividend rate, basis spread on variable rate		6.241%
Preferred Units | Series B | Maximum
Capital Unit [Line Items]
Number of elections that preferred unitholders can make to the board of directors | boardOfDirectorElections		1
Common Stock [Member]
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock			93	15
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid		$ 250,000	50,000
Limited Partner [Member]
Capital Unit [Line Items]
Proceeds from Contributed Capital			$ 86,200	$ 129,300